Schedules of Investments ─ IQ Real Return ETF

January 31, 2021 (unaudited)

	Shares	Value
Exchange Traded Vehicle — 2.6%

Gold Fund — 2.6%
Invesco DB Gold Fund*
(Cost $1,354,587)	25,399	$1,354,529

Investment Companies — 97.3%

U.S. Large Cap Core Funds — 4.3%
iShares Core S&P 500 ETF	2,494	926,571
SPDR S&P 500 ETF Trust(a)	3,447	1,275,631

Total U.S. Large Cap Core Funds		2,202,202

U.S. Medium Term Treasury Bond Funds — 10.0%
iShares 3-7 Year Treasury Bond ETF	19,562	2,594,117
iShares 7-10 Year Treasury Bond ETF	21,909	2,599,283

Total U.S. Medium Term Treasury Bond Funds		5,193,400

U.S. REITS Funds — 1.9%
iShares U.S. Real Estate ETF(a)	1,654	141,053
SPDR Dow Jones REIT ETF(a)	407	35,226
Vanguard Real Estate ETF	9,404	798,964

Total U.S. REITS Funds		975,243

U.S. Ultra Short Term Bond Funds — 81.1%
Goldman Sachs Access Treasury 0-1 Year ETF	24,679	2,470,862
Invesco Treasury Collateral ETF	6,792	717,711
IQ Ultra Short Duration ETF†	260,542	12,941,121
iShares Short Treasury Bond ETF(a)	116,962	12,926,640
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	141,247	12,926,925

Total U.S. Ultra Short Term Bond Funds		41,983,259

Total Investment Companies
(Cost $50,176,058)		50,354,104

Short-Term Investments — 30.7%

Money Market Funds — 30.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	15,825,181	15,825,181
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	80,686	80,686
Total Short-Term Investments
(Cost $15,905,867)		15,905,867

Total Investments — 130.6%
(Cost $67,436,512)		67,614,500
Other Assets and Liabilities, Net — (30.6)%		(15,832,536)
Net Assets — 100.0%		$51,781,964

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $16,759,263; total market value of collateral held by the Fund was $17,133,679. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,308,498.
(b)	Reflects the 1-day yield at January 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Real Return ETF (continued)

January 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Exchange Traded Vehicle	$1,354,529	$–	$–	$1,354,529
Investment Companies	50,354,104	–	–	50,354,104
Short-Term Investments:
Money Market Funds	15,905,867	–	–	15,905,867
Total Investments in Securities	$67,614,500	$–	$–	$67,614,500

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2021 is as follows:

Affiliated Holdings

	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2021	Value ($) at 01/31/2021
IQ Ultra Short Duration ETF	262,340	12,972,713	221,193	(309,528)	(4,280)	61,023	119,033	59,425	260,542	12,941,121